Related-Party Transactions (Tables)	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Summary of analysis of activity of related-party loans

The following is an analysis of activity of related-party loans for the year end December 31, 2012:

(Dollars in thousands)
Balance at beginning of year	$3,651
New loans and advances	4,108
Repayments, including loans sold	1,541

Balance at end of year	$6,218